Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Aggregate intangible amortization expense charged to comprehensive income (loss)	$ 6.1	$ 6.1